Intangible Assets (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 18, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		$ 9,866	$ 9,561
Finite-Lived Intangible Assets, Accumulated Amortization		$ (2,464)	(2,117)
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		30 years
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		$ 9,593	9,555
Finite-Lived Intangible Assets, Accumulated Amortization		(2,448)	(2,116)
Amortization of Intangible Assets		332	328	$ 324
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		335
Finite-Lived Intangible Assets, Amortization Expense, Year Two		335
Finite-Lived Intangible Assets, Amortization Expense, Year Three		335
Finite-Lived Intangible Assets, Amortization Expense, Year Four		335
Finite-Lived Intangible Assets, Amortization Expense, Year Five		335
Transportation and Storage Capacity [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		267	0
Finite-Lived Intangible Assets, Accumulated Amortization		(14)	0
Amortization of Intangible Assets		14
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		159
Finite-Lived Intangible Assets, Amortization Expense, Year Two		51
Finite-Lived Intangible Assets, Amortization Expense, Year Three		21
Finite-Lived Intangible Assets, Amortization Expense, Year Four		10
Finite-Lived Intangible Assets, Amortization Expense, Year Five		7
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		6	6
Finite-Lived Intangible Assets, Accumulated Amortization		$ (2)	$ (1)
Utica East Ohio Midstream, LLC Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	20 years
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension	10 years